Material accounting policies (Tables)	12 Months Ended
Dec. 31, 2024
Corporate information and statement of IFRS compliance [abstract]
Estimated useful lives of property, plant and equipment
The estimated useful lives of significant items of property, plant and equipment are as follows:

-	vessels	20 years
-	FSO/FPSO	30 years
-	CTV's	15 years
-	plant and equipment	5 - 20 years
-	fixtures and fittings	5 - 10 years
-	other tangible assets	3 - 20 years
-	dry-docking	2.5 - 5 years
As explained in policy 5.B., management re-assesses on a yearly basis the residual value of its fleet. During 2024, each vessel's residual value was equal to the product of its lightweight tonnage and an estimated net scrap rate of:

-	crude oil tanker	$390/LDT
-	chemical tanker	$420/LDT
-	dry bulk	$410/LDT
-	container	$430/LDT

The reassessment at the end of 2024 resulted in revised rates which are applicable as from January 1, 2025. The revised net scrap rates are the following:

-	crude oil tanker	$460/LDT
-	chemical tanker	$470/LDT
-	dry bulk	$460/LDT
-	container	$480/LDT

(in thousands of USD)	Vessels	Vessels under construction	Right-of-use assets	Other tangible assets	Prepayments	Total PPE
At January 1, 2022
Cost	4,875,810	181,293	53,226	5,244	—	5,115,573
Depreciation & impairment losses	(1,908,023)	—	(24,225)	(4,026)	—	(1,936,274)
Net carrying amount	2,967,787	181,293	29,001	1,218	—	3,179,299

Acquisitions	448,850	165,246	14,060	164	—	628,320
Disposals and cancellations	(258,899)	—	—	—	—	(258,899)
Depreciation charges	(199,457)	—	(21,509)	(610)	—	(221,576)
Transfer to assets held for sale (Note 3)	(18,459)	—		—	—	(18,459)
Transfers	118,110	(118,110)	—	—	—	—
Translation differences	—	—	(59)	(10)	—	(69)
Balance at December 31, 2022	3,057,932	228,429	21,493	762	—	3,308,616

At January 1, 2023
Cost	5,014,747	228,429	66,785	5,159	—	5,315,120
Depreciation & impairment losses	(1,956,815)	—	(45,292)	(4,397)	—	(2,006,504)
Net carrying amount	3,057,932	228,429	21,493	762	—	3,308,616

Acquisitions	295,568	41,627	31,557	372	1,031	370,155
Disposals and cancellations	(815,733)	—	(2,087)	—	—	(817,820)
Depreciation charges	(200,896)	—	(18,040)	(492)	—	(219,428)
Transfer to assets held for sale	(870,844)	—	—	—	(1,031)	(871,875)
Transfers	163,543	(163,543)	—	—	—	—
Translation differences	—	—	13	2	—	15
Balance at December 31, 2023	1,629,570	106,513	32,936	644	—	1,769,663

At January 1, 2024
Cost	3,265,939	106,513	56,240	4,717	—	3,433,409
Depreciation & impairment losses	(1,636,369)	—	(23,304)	(4,073)	—	(1,663,746)
Net carrying amount	1,629,570	106,513	32,936	644	—	1,769,663

Acquisitions	155,215	959,692	332	2,292	2,729	1,120,260
Acquisitions through business combinations (Note 26)	425,564	477,565	1,431	22,219	670	927,449
Disposals and cancellations	(183,374)	—	(30,162)	—	(595)	(214,131)
Depreciation charges	(158,110)	—	(1,413)	(3,625)	—	(163,148)
Transfer to assets held for sale (Note 3)	(165,583)	—	—	—	—	(165,583)
Disposals through sale of subsidiary	—	—	(1,184)	(137)	—	(1,321)
Transfers	914,788	(914,788)	—	1,075	(1,075)	—
Translation differences	(586)	(577)	(30)	(840)	(72)	(2,105)
Balance at December 31, 2024	2,617,484	628,405	1,910	21,628	1,657	3,271,084

At December 31, 2024
Cost	4,020,942	628,405	5,212	30,098	1,657	4,686,314
Depreciation & impairment losses	(1,403,458)	—	(3,302)	(8,470)	—	(1,415,230)
Net carrying amount	2,617,484	628,405	1,910	21,628	1,657	3,271,084
Disposal of assets – Gains/losses

(in thousands of USD)	Sale price	Book Value	Gain	Loss

Sandra - Sale	47,520	47,299	221	—
Sara - Sale	47,520	46,013	1,507	—
Sonia - Sale	50,490	50,837	—	(347)
Simone - Sale	50,490	50,070	420	—
Cap Leon - Sale	19,924	9,081	10,843	—
Cap Pierre - Sale	19,058	11,537	7,521	—
Cap Guillaume - Sale	34,153	19,597	14,556	—
Cap Philippe - Sale	32,046	19,165	12,881	—
Europe - Sale	40,013	5,300	34,713	—
Other	—	—	13,500	—

At December 31, 2022	341,214	258,899	96,161	(347)

	Sale price	Book Value	Gain	Loss
Cap Charles - Sale	40,523	18,459	22,064	—
Nautica - Sale	53,900	26,847	27,053	—
Alex - Sale	86,397	62,214	24,182	—
Ardeche - Sale	90,410	58,345	32,065	—
Drenec - Sale	86,327	56,279	30,048	—
Heron - Sale	89,130	58,243	30,887	—
Arafura - Sale	87,077	56,673	30,404	—
Amundsen - Sale	90,670	60,007	30,663	—
Diodorus - Sale	113,100	83,911	29,189	—
Dickens - Sale	113,397	83,534	29,863	—
Dalis - Sale	107,930	84,395	23,535	—
Cassius - Sale	123,500	91,635	31,865	—
Clovis - Sale	124,277	93,651	30,625	—

At December 31, 2023	1,206,636	834,192	372,444	—

(in thousands of USD)	Sale price	Book Value	Gain	Loss
	Sale price	Book Value	Gain	Loss
Andaman - Sale	86,976	56,636	30,341	—
Dominica - Sale	82,685	52,826	29,858	—
Hatteras - Sale	90,310	59,368	30,942	—
Derius - Sale	104,627	81,458	23,169	—
Alboran - Sale	86,418	56,362	30,056	—
Delos - Sale	112,888	83,611	29,277	—
Desirade - Sale	85,965	56,071	29,894	—
Alice - Sale	85,965	61,625	24,340	—
Aquitaine - Sale	90,268	58,657	31,610	—
Oceania - Sale	43,120	8,294	34,826	—
Doris - Sale	113,010	84,438	28,573	—
Aral - Sale	86,472	56,445	30,027	—
Anne - Sale	86,275	62,820	23,455	—
Camus - Sale	123,420	92,228	31,193	—
Noble - Sale	53,955	25,716	28,239	—
Nectar - Sale	53,955	23,873	30,082	—
Newton - Sale	53,955	33,285	20,670	—
CMA CGM Baikal - Sale	71,500	55,879	15,621	—
Sapphira - Sale	45,500	14,670	30,830	—
Statia - Sale	41,250	10,723	30,527	—
Selena - Sale	38,170	11,794	26,376	—
Cap Victor - Sale	38,990	15,593	23,397	—
Cap Felix - Sale	42,330	20,989	21,341	—
Corporate	2,000	1,625	375	—

At December 31, 2024	1,720,005	1,084,986	635,019	—